Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Details)	12 Months Ended
	Jun. 30, 2020 USD ($) shares $ / shares	Jun. 30, 2020 shares $ / shares $ / shares	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2019 shares $ / shares $ / shares	Jun. 30, 2018 USD ($) shares $ / shares	Jun. 30, 2018 shares $ / shares $ / shares	Jun. 30, 2017 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Exercise Price | $ / shares										$ 0.02
Opening Balance	27,737,893		26,329,334		25,100,246
Granted No. (during the year)	17,490,334		7,415,000		6,360,000
Exercised No. (during the year)	(4,823,404)		(313,108)		(289,245)
Lapsed/Forfeited* No. (during the year)	(1,493,332)		(5,693,333)		(4,841,667)
Closing Balance	38,911,491		27,737,893		26,329,334		25,100,246
Vested and exercisable No (end of year)	15,373,646	15,373,646	15,572,059	15,572,059	14,339,320	14,339,320		15,373,646	15,572,059	14,339,320
Weighted average share purchase price, Granted No. (during the year) | $ / shares		$ 1.07		$ 0.95		$ 0.61
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Weighted average share purchase price, Opening balance | $ / shares	$ 1.86		$ 2.06		$ 2.68		$ 3.35
Weighted average share purchase price, Granted No. (during the year) | $ / shares	1.57		1.79		1.74
Weighted average share purchase price, Exercised No. (during the year) | $ / shares	1.60		1.16		0.52
Weighted average share purchase price, Lapsed/Forfeited* No. (during the year) | $ / shares	$ 2.80		$ 4.58		$ 4.97
Weighted average share purchase price, Vested and exercisable No (end of year) | $	$ 2.25		$ 2.35		$ 3.39
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	07-Dec-10		07-Dec-10		07-Dec-10
Expiry Date	26-Oct-19		26-Oct-18		26-Oct-18
Exercise Price | $ / shares	$ 0.340	$ 0.340	$ 0.305	$ 0.305	$ 0.305	$ 0.305
Opening Balance	319,892		26,108		154,064
Exercised No. (during the year)	(319,892)		(26,108)		(127,956)
Closing Balance			319,892		26,108		154,064
Vested and exercisable No (end of year)					26,108	26,108				26,108
Series 25b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	12-Dec-14		12-Dec-14		12-Dec-14
Expiry Date	31-Oct-19		31-Oct-19		31-Oct-19
Exercise Price | $ / shares								$ 4.49	$ 4.49	$ 4.51
Opening Balance	50,000		50,000		50,000
Lapsed/Forfeited* No. (during the year)	(50,000)
Closing Balance			50,000		50,000		50,000
Vested and exercisable No (end of year)			50,000	50,000	50,000	50,000			50,000	50,000
Series 28/LF13 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	09-Oct-14		09-Oct-14		09-Oct-14
Expiry Date	08-Oct-19		08-Oct-19		08-Oct-19
Exercise Price | $ / shares								4.52	$ 4.52	$ 4.54
Opening Balance	75,000		75,000		85,000
Lapsed/Forfeited* No. (during the year)	(75,000)				(10,000)
Closing Balance			75,000		75,000		85,000
Vested and exercisable No (end of year)			75,000	75,000	75,000	75,000			75,000	75,000
Series 29 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25-Nov-14		25-Nov-14		25-Nov-14
Expiry Date	24-Nov-19		24-Nov-19		24-Nov-19
Exercise Price | $ / shares								4.00	$ 4.00	$ 4.02
Opening Balance	240,000		240,000		240,000
Lapsed/Forfeited* No. (during the year)	(240,000)
Closing Balance			240,000		240,000		240,000
Vested and exercisable No (end of year)			240,000	240,000	240,000	240,000			240,000	240,000
Series LF14 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	06-Jan-15		06-Jan-15		06-Jan-15
Expiry Date	16-Dec-19		16-Dec-19		16-Dec-19
Exercise Price | $ / shares								4.66	$ 4.66	$ 4.66
Opening Balance	150,000		150,000		150,000
Lapsed/Forfeited* No. (during the year)	(150,000)
Closing Balance			150,000		150,000		150,000
Vested and exercisable No (end of year)			150,000	150,000	150,000	150,000			150,000	150,000
Series 31b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	12-May-15		12-May-15		12-May-15
Expiry Date	16-Feb-20		16-Feb-20		16-Feb-20
Exercise Price | $ / shares								4.28	$ 4.28	$ 4.30
Opening Balance	200,000		200,000		200,000
Lapsed/Forfeited* No. (during the year)	(200,000)
Closing Balance			200,000		200,000		200,000
Vested and exercisable No (end of year)			200,000	200,000	200,000	200,000			200,000	200,000
Series 32 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	10-Jul-15		10-Jul-15		10-Jul-15
Expiry Date	30-Jun-22		30-Jun-22		30-Jun-22
Exercise Price | $ / shares								$ 4.20	$ 4.20	$ 4.22
Opening Balance	2,308,334		2,458,334		2,620,000
Lapsed/Forfeited* No. (during the year)	(40,000)		(150,000)		(161,666)
Closing Balance	2,268,334		2,308,334		2,458,334		2,620,000
Vested and exercisable No (end of year)	2,268,334	2,268,334	2,308,334	2,308,334	1,683,336	1,683,336		2,268,334	2,308,334	1,683,336
Series 33 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	26-Aug-15		26-Aug-15		26-Aug-15
Expiry Date	16-Aug-22		16-Aug-22		16-Aug-22
Exercise Price | $ / shares								$ 4.05	$ 4.05	$ 4.07
Opening Balance	75,000		75,000		91,667
Lapsed/Forfeited* No. (during the year)					(16,667)
Closing Balance	75,000		75,000		75,000		91,667
Vested and exercisable No (end of year)	75,000	75,000	75,000	75,000	50,000	50,000		75,000	75,000	50,000
Series 34 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27-Apr-16		27-Apr-16		27-Apr-16
Expiry Date	06-Mar-23		06-Mar-23		06-Mar-23
Exercise Price | $ / shares								$ 2.80	$ 2.80	$ 2.82
Opening Balance	3,193,334		3,380,000		3,621,667
Exercised No. (during the year)	(475,000)
Lapsed/Forfeited* No. (during the year)	(70,000)		(186,666)		(241,667)
Closing Balance	2,638,334		3,193,334		3,380,000		3,621,667
Vested and exercisable No (end of year)	2,638,334	2,638,334	3,193,334	3,193,334	2,299,982	2,299,982		2,638,334	3,193,334	2,299,982
Series 34 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27-Apr-16
Expiry Date	06-Mar-23
Exercise Price | $ / shares								$ 2.80
Lapsed/Forfeited* No. (during the year)	(10,000)
Series 34a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27-Apr-16		27-Apr-16		27-Apr-16
Expiry Date	17-Apr-23		17-Apr-23		17-Apr-23
Exercise Price | $ / shares								$ 2.74	$ 2.74	$ 2.76
Opening Balance	200,000		200,000		200,000
Closing Balance	200,000		200,000		200,000		200,000
Vested and exercisable No (end of year)	200,000	200,000	200,000	200,000	133,334	133,334		200,000	200,000	133,334
Series 34b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	31-Oct-16		31-Oct-16		31-Oct-16
Expiry Date	06-Mar-23		06-Mar-23		06-Mar-23
Exercise Price | $ / shares								$ 2.80	$ 2.80	$ 2.82
Opening Balance	200,000		200,000		200,000
Closing Balance	200,000		200,000		200,000		200,000
Vested and exercisable No (end of year)	200,000	200,000	200,000	200,000	200,000	200,000		200,000	200,000	200,000
Series 35 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	30-Jun-16		30-Jun-16		30-Jun-16
Expiry Date	18-Jan-21		18-Jan-21		30-Jun-19
Exercise Price | $ / shares								$ 2.20	$ 2.20	$ 2.20
Opening Balance	1,500,000		1,500,000		1,500,000
Exercised No. (during the year)	(600,000)
Closing Balance	900,000		1,500,000		1,500,000		1,500,000
Vested and exercisable No (end of year)	900,000	900,000	1,500,000	1,500,000	1,500,000	1,500,000		900,000	1,500,000	1,500,000
Series 36 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	06-Dec-16		06-Dec-16		06-Dec-16
Expiry Date	05-Dec-23		05-Dec-23		05-Dec-23
Exercise Price | $ / shares								$ 1.31	$ 1.31	$ 1.33
Opening Balance	1,670,000		1,885,000		2,045,000
Exercised No. (during the year)	(720,334)		(75,000)		(33,333)
Lapsed/Forfeited* No. (during the year)	(26,666)		(140,000)		(126,667)
Closing Balance	923,000		1,670,000		1,885,000		2,045,000
Vested and exercisable No (end of year)	923,000	923,000	1,116,666	1,116,666	611,666	611,666		923,000	1,116,666	611,666
Series 36a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	06-Dec-16		06-Dec-16		06-Dec-16
Expiry Date	05-Dec-23		05-Dec-23		05-Dec-23
Exercise Price | $ / shares								$ 1.19	$ 1.19	$ 1.21
Opening Balance	4,188,000		4,400,000		4,400,000
Exercised No. (during the year)	(1,527,270)		(212,000)
Lapsed/Forfeited* No. (during the year)	(141,666)
Closing Balance	2,519,064		4,188,000		4,400,000		4,400,000
Vested and exercisable No (end of year)	2,023,232	2,023,232	3,000,502	3,000,502	1,495,002	1,495,002		2,023,232	3,000,502	1,495,002
Series 36b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13-Jan-17		13-Jan-17		13-Jan-17
Expiry Date	12-Jan-24		12-Jan-24		12-Jan-24
Exercise Price | $ / shares								$ 1.65	$ 1.65	$ 1.67
Opening Balance	300,000		300,000		450,000
Lapsed/Forfeited* No. (during the year)					(150,000)
Closing Balance	300,000		300,000		300,000		450,000
Vested and exercisable No (end of year)	300,000	300,000	300,000	300,000	300,000	300,000		300,000	300,000	300,000
Series 37
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										$ 2.23
Series 37 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	28-Jun-17		28-Jun-17		28-Jun-17
Expiry Date	27-Jun-24		27-Jun-24		27-Jun-24
Exercise Price | $ / shares								$ 2.23	$ 2.23	$ 2.23
Opening Balance	150,000		300,000
Granted No. (during the year)					300,000
Lapsed/Forfeited* No. (during the year)			(150,000)
Closing Balance	150,000		150,000		300,000
Vested and exercisable No (end of year)	150,000	150,000	100,000	100,000	100,000	100,000		150,000	100,000	100,000
Series 38
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										$ 1.54
Series 38 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	16-Sep-17		16-Sep-17		16-Sep-17
Expiry Date	15-Sep-24		15-Sep-24		15-Sep-24
Exercise Price | $ / shares								$ 1.54	$ 1.54	1.54
Opening Balance	100,000		100,000
Granted No. (during the year)					100,000
Exercised No. (during the year)	(33,334)
Closing Balance	66,666		100,000		100,000
Vested and exercisable No (end of year)	33,334	33,334	33,334	33,334				33,334	33,334
Series 38a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										1.40
Series 38a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	16-Sep-17		16-Sep-17		16-Sep-17
Expiry Date	15-Sep-24		15-Sep-24		15-Sep-24
Exercise Price | $ / shares								$ 1.40	$ 1.40	1.40
Opening Balance	150,000		150,000
Granted No. (during the year)					150,000
Closing Balance	150,000		150,000		150,000
Vested and exercisable No (end of year)	150,000	150,000	150,000	150,000				150,000	150,000
Series 39
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										1.94
Series 39 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13-Oct-17		13-Oct-17		13-Oct-17
Expiry Date	12-Oct-24		12-Oct-24		12-Oct-24
Exercise Price | $ / shares								$ 1.94	$ 1.94	1.94
Opening Balance	1,978,333		2,215,000
Granted No. (during the year)					2,310,000
Exercised No. (during the year)	(310,000)
Lapsed/Forfeited* No. (during the year)	(13,333)		(236,667)		(95,000)
Closing Balance	1,655,000		1,978,333		2,215,000
Vested and exercisable No (end of year)	999,994	999,994	668,330	668,330				999,994	668,330
Series 39a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										1.76
Series 39a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13-Oct-17		13-Oct-17		13-Oct-17
Expiry Date	12-Oct-24		12-Oct-24		12-Oct-24
Exercise Price | $ / shares								$ 1.76	$ 1.76	$ 1.76
Opening Balance	1,900,000		1,900,000
Granted No. (during the year)					2,000,000
Exercised No. (during the year)	(297,575)
Lapsed/Forfeited* No. (during the year)	(300,000)				(100,000)
Closing Balance	1,302,425		1,900,000		1,900,000
Vested and exercisable No (end of year)	1,302,425	1,302,425	1,300,000	1,300,000	200,000	200,000		1,302,425	1,300,000	200,000
Series 40
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										$ 1.41
Series 40 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24-Nov-17		24-Nov-17		24-Nov-17
Expiry Date	23-Nov-24		23-Nov-24		23-Nov-24
Exercise Price | $ / shares								$ 1.41	$ 1.41	1.41
Opening Balance	750,000		750,000
Granted No. (during the year)					750,000
Closing Balance	750,000		750,000		750,000
Vested and exercisable No (end of year)	500,000	500,000	250,000	250,000				500,000	250,000
Series 40a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares										1.28
Series 40a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24-Nov-17		24-Nov-17		24-Nov-17
Expiry Date	23-Nov-24		23-Nov-24		23-Nov-24
Exercise Price | $ / shares								$ 1.28	$ 1.28	$ 1.28
Opening Balance	750,000		750,000
Granted No. (during the year)					750,000
Closing Balance	750,000		750,000		750,000
Series 41
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									1.52
Series 41 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18-Jun-18		18-Jun-18
Expiry Date	17-Jun-25		17-Jun-25
Exercise Price | $ / shares								$ 1.52	$ 1.52
Opening Balance	200,000
Granted No. (during the year)			200,000
Closing Balance	200,000		200,000
Vested and exercisable No (end of year)	133,334	133,334	66,667	66,667				133,334	66,667
Series 42
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									$ 1.56
Series 42 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	11-Jul-18		11-Jul-18
Expiry Date	10-Jul-25		10-Jul-25
Exercise Price | $ / shares								$ 1.56	1.56
Opening Balance	200,000
Granted No. (during the year)			200,000
Closing Balance	200,000		200,000
Vested and exercisable No (end of year)	66,667	66,667						66,667
Series 43
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									1.87
Series 43 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18-Jul-18		18-Jul-18
Expiry Date	17-Jul-25		17-Jul-25
Exercise Price | $ / shares								$ 1.87	1.87
Opening Balance	5,845,000
Granted No. (during the year)			5,970,000
Exercised No. (during the year)	(389,999)
Lapsed/Forfeited* No. (during the year)	(9,999)		(125,000)
Closing Balance	5,398,334		5,845,000
Vested and exercisable No (end of year)	1,544,992	1,544,992						1,544,992
Series 43 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18-Jul-18
Expiry Date	17-Jul-25
Exercise Price | $ / shares								$ 1.87
Lapsed/Forfeited* No. (during the year)	(46,668)
Series 43b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.87
Series 43b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18-Jul-18
Expiry Date	17-Jul-25
Exercise Price | $ / shares								$ 1.87
Granted No. (during the year)	350,000
Closing Balance	350,000
Vested and exercisable No (end of year)	116,667	116,667						116,667
Series 44
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									1.72
Series 44 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	15-Jul-18		15-Jul-18
Expiry Date	14-Jul-25		14-Jul-25
Exercise Price | $ / shares								$ 1.72	1.72
Opening Balance	300,000
Granted No. (during the year)			300,000
Closing Balance	300,000		300,000
Vested and exercisable No (end of year)	100,000	100,000						100,000
Series 45
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									1.33
Series 45 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	30-Nov-18		30-Nov-18
Expiry Date	29-Nov-25		29-Nov-25
Exercise Price | $ / shares								$ 1.33	1.33
Opening Balance	590,000
Granted No. (during the year)			590,000
Closing Balance	590,000		590,000
Vested and exercisable No (end of year)	196,666	196,666						196,666
Series 46
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									1.45
Series 46 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	19-Jan-19		19-Jan-19
Expiry Date	18-Jan-26		18-Jan-26
Exercise Price | $ / shares								$ 1.45	1.45
Opening Balance	5,000
Granted No. (during the year)			5,000
Closing Balance	5,000		5,000
Vested and exercisable No (end of year)	1,667	1,667						1,667
Series 47
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares									1.45
Series 47 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	19-Jan-19		19-Jan-19
Expiry Date	18-Jan-26		18-Jan-26
Exercise Price | $ / shares								$ 1.45	$ 1.45
Opening Balance	150,000
Granted No. (during the year)			150,000
Closing Balance	150,000		150,000
Vested and exercisable No (end of year)	150,000	150,000	75,000	75,000				150,000	75,000
Series 48
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								$ 1.48
Series 48 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	04-Apr-19
Expiry Date	03-Apr-26
Exercise Price | $ / shares								$ 1.48
Granted No. (during the year)	300,000
Closing Balance	300,000
Vested and exercisable No (end of year)	100,000	100,000						100,000
Series 49
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								$ 1.62
Series 49 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	20-Jul-19
Expiry Date	19-Jul-26
Exercise Price | $ / shares								1.62
Granted No. (during the year)	4,810,000
Lapsed/Forfeited* No. (during the year)	(120,000)
Closing Balance	4,690,000
Series 49a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	20-Jul-19
Expiry Date	19-Jul-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	5,500,000
Closing Balance	5,500,000
Series 49b
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.47
Series 49b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	20-Jul-19
Expiry Date	19-Jul-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	1,346,667
Closing Balance	1,346,667
Series 49c
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.47
Series 49c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	20-Jul-19
Expiry Date	19-Jul-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	538,667
Closing Balance	538,667
Series 50
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.47
Series 50 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	20-Jul-19
Expiry Date	19-Jul-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	700,000
Closing Balance	700,000
Series 50a
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.47
Series 50a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	20-Jul-19
Expiry Date	19-Jul-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	400,000
Closing Balance	400,000
Series 51
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.47
Series 51 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	29-Aug-19
Expiry Date	28-Aug-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	300,000
Exercised No. (during the year)	(150,000)
Closing Balance	150,000
Series 52
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.62
Series 52 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	29-Aug-19
Expiry Date	28-Aug-26
Exercise Price | $ / shares								1.62
Granted No. (during the year)	400,000
Closing Balance	400,000
Series 53
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.47
Series 53 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	29-Aug-19
Expiry Date	28-Aug-26
Exercise Price | $ / shares								1.47
Granted No. (during the year)	800,000
Closing Balance	800,000
Series 54
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.98
Series 54 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25-Nov-19
Expiry Date	24-Nov-26
Exercise Price | $ / shares								1.98
Granted No. (during the year)	845,000
Closing Balance	845,000
Series 55
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.48
Series 55 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	29-May-19
Expiry Date	28-May-26
Exercise Price | $ / shares								$ 1.48
Granted No. (during the year)	450,000
Closing Balance	450,000
Vested and exercisable No (end of year)	300,000	300,000						300,000
Series 56
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								$ 1.83
Series 56 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	18-Nov-19
Expiry Date	17-Nov-26
Exercise Price | $ / shares								1.83
Granted No. (during the year)	200,000
Closing Balance	200,000
Series 57
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.80
Series 57 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25-Nov-19
Expiry Date	24-Nov-26
Exercise Price | $ / shares								1.80
Granted No. (during the year)	100,000
Closing Balance	100,000
Series 58
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Exercise Price | $ / shares								1.98
Series 58 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25-Nov-19
Expiry Date	24-Nov-26
Exercise Price | $ / shares								$ 1.98
Granted No. (during the year)	450,000
Closing Balance	450,000
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			07-Dec-10		07-Dec-10
Expiry Date			26-Oct-19		26-Oct-19
Exercise Price | $ / shares			$ 0.340	$ 0.340	$ 0.340	$ 0.340
Opening Balance	319,892		319,892		447,848
Exercised No. (during the year)					(127,956)
Closing Balance			319,892		319,892		447,848
Vested and exercisable No (end of year)			319,892	319,892	319,892	319,892			319,892	319,892
Series 17/LF3 | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					09-Jul-12
Expiry Date					08-Jul-18
Exercise Price | $ / shares					$ 6.690	$ 6.690
Opening Balance			150,000		150,000
Closing Balance					150,000		150,000
Vested and exercisable No (end of year)					150,000	150,000				150,000
Series 17/LF3 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			09-Jul-12
Expiry Date			08-Jul-18
Exercise Price | $ / shares									$ 6.67
Opening Balance			150,000
Lapsed/Forfeited* No. (during the year)			(150,000)
Closing Balance					150,000
Series 22/LF8 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			04-Sep-13		04-Sep-13
Expiry Date			27-Aug-18		27-Aug-18
Exercise Price | $ / shares									6.26	$ 6.28
Opening Balance			225,000		225,000
Lapsed/Forfeited* No. (during the year)			(225,000)
Closing Balance					225,000		225,000
Vested and exercisable No (end of year)					225,000	225,000				225,000
Series 27/LF12 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			05-Sep-14		05-Sep-14
Expiry Date			30-Jun-19		30-Jun-19
Exercise Price | $ / shares									4.71	$ 4.71
Opening Balance			2,045,000		2,070,000
Lapsed/Forfeited* No. (during the year)			(1,790,000)		(25,000)
Closing Balance					2,045,000		2,070,000
Vested and exercisable No (end of year)					2,045,000	2,045,000				2,045,000
Series 27/LF12 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			05-Sep-14
Expiry Date			30-Jun-19
Exercise Price | $ / shares									4.71
Lapsed/Forfeited* No. (during the year)			(255,000)
Series 30c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25-Mar-15		25-Mar-15
Expiry Date			20-Jan-19		25-Jan-19
Exercise Price | $ / shares									4.98	$ 5.00
Opening Balance			135,000		135,000
Lapsed/Forfeited* No. (during the year)			(135,000)
Closing Balance					135,000		135,000
Vested and exercisable No (end of year)					135,000	135,000				135,000
Series 25a (i&ii) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			01-Jan-14		01-Jan-14
Expiry Date			31-Dec-18		31-Dec-18
Exercise Price | $ / shares									6.36	$ 6.38
Opening Balance			650,000		650,000
Lapsed/Forfeited* No. (during the year)			(650,000)
Closing Balance					650,000		650,000
Vested and exercisable No (end of year)					650,000	650,000				650,000
Series 30d | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25-Mar-15		25-Mar-15
Expiry Date			25-Jan-19		30-Jun-19
Exercise Price | $ / shares									4.98	$ 5.00
Opening Balance			300,000		300,000
Lapsed/Forfeited* No. (during the year)			(300,000)
Closing Balance					300,000		300,000
Vested and exercisable No (end of year)					300,000	300,000				300,000
Series 30f | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25-Mar-15		25-Mar-15
Expiry Date			25-Jan-19		23-Jul-19
Exercise Price | $ / shares									4.98	$ 5.00
Opening Balance			200,000		200,000
Lapsed/Forfeited* No. (during the year)			(200,000)
Closing Balance					200,000		200,000
Vested and exercisable No (end of year)					200,000	200,000				200,000
Series 30h | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25-Mar-15		25-Mar-15
Expiry Date			30-Jun-19		25-Jan-18
Exercise Price | $ / shares									4.69	$ 4.71
Opening Balance			400,000		400,000
Lapsed/Forfeited* No. (during the year)			(400,000)
Closing Balance					400,000		400,000
Vested and exercisable No (end of year)					400,000	400,000				400,000
Series 30i | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date			25-Mar-15		25-Mar-15
Expiry Date			30-Jun-19		25-Jan-19
Exercise Price | $ / shares									$ 4.44	$ 4.46
Opening Balance			600,000		600,000
Lapsed/Forfeited* No. (during the year)			(600,000)
Closing Balance					600,000		600,000
Vested and exercisable No (end of year)					600,000	600,000				600,000
Series 19/LF5 | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25/01/2013-29/01/2013
Expiry Date					24/01/2018-28/01/2018
Exercise Price | $ / shares					$ 6.290	$ 6.290
Opening Balance					50,000
Lapsed/Forfeited* No. (during the year)					(50,000)
Closing Balance							50,000
Series 20/LF6 | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					24-May-13
Expiry Date					23-May-18
Exercise Price | $ / shares					$ 6.360	$ 6.360
Opening Balance					425,000
Lapsed/Forfeited* No. (during the year)					(325,000)
Closing Balance							425,000
Series 20/LF6 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					24-May-13
Expiry Date					23-May-18
Exercise Price | $ / shares										$ 6.36
Lapsed/Forfeited* No. (during the year)					(100,000)
Series 21/LF7 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					03-Sep-13
Expiry Date					30-Jun-18
Exercise Price | $ / shares										5.92
Opening Balance					1,865,000
Lapsed/Forfeited* No. (during the year)					(1,615,000)
Closing Balance							1,865,000
Series 27(iv) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25-Aug-14
Expiry Date					24-Aug-19
Exercise Price | $ / shares										4.67
Opening Balance					75,000
Lapsed/Forfeited* No. (during the year)					(75,000)
Closing Balance							75,000
Series 30a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25-Mar-15
Expiry Date					30-Jun-18
Exercise Price | $ / shares										5.00
Opening Balance					650,000
Lapsed/Forfeited* No. (during the year)					(650,000)
Closing Balance							650,000
Series 30b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25-Mar-15
Expiry Date					25-Jan-18
Exercise Price | $ / shares										5.00
Opening Balance					235,000
Lapsed/Forfeited* No. (during the year)					(235,000)
Closing Balance							235,000
Series 30e | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25-Mar-15
Expiry Date					23-Jul-19
Exercise Price | $ / shares										5.00
Opening Balance					165,000
Lapsed/Forfeited* No. (during the year)					(165,000)
Closing Balance							165,000
Series 30g | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25-Mar-15
Expiry Date					20-Jan-19
Exercise Price | $ / shares										4.71
Opening Balance					300,000
Lapsed/Forfeited* No. (during the year)					(300,000)
Closing Balance							300,000
Series 30j | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date					25-Mar-15
Expiry Date					30-Jun-19
Exercise Price | $ / shares										$ 4.71
Opening Balance					150,000
Lapsed/Forfeited* No. (during the year)					(150,000)
Closing Balance							150,000